Intangible Assets, Net - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 3,863
2022	3,863
2023	3,863
2024	3,863
2025	3,863
Thereafter	121,678
Intangible assets, net	$ 140,993	$ 138,372